Investment property - Summary of investment property (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [line items]
Investment property	S/ 1,224,454	S/ 1,043,978	S/ 972,096	S/ 986,538
Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	429,210	361,218
Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	762,690	647,778
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about investment property [line items]
Investment property	32,554	34,982
Level 3 of fair value hierarchy [member] | San Isidro – Lima | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 281,535	241,112
Investment Property year of Acquisition or Construction	2009 years
Investment Property Valuation Methodology	Appraisal
Level 3 of fair value hierarchy [member] | San Martín de Porres – Lima | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 66,408	79,080
Investment Property year of Acquisition or Construction	2015 years
Investment Property Valuation Methodology	Appraisal
Level 3 of fair value hierarchy [member] | Piura | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 116,595	107,992
Investment Property Valuation Methodology	DCF/Appraisal
Level 3 of fair value hierarchy [member] | Piura | Buildings [member] | Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Investment Property year of Acquisition or Construction	2008 years
Level 3 of fair value hierarchy [member] | Piura | Buildings [member] | Top of range [member]
Disclosure of detailed information about investment property [line items]
Investment Property year of Acquisition or Construction	2020 years
Level 3 of fair value hierarchy [member] | Sullana | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 19,818	17,703
Investment Property year of Acquisition or Construction	2012 years
Investment Property Valuation Methodology	Appraisal
Level 3 of fair value hierarchy [member] | Santa Clara – Lima | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 17,906	14,162
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	Appraisal
Level 3 of fair value hierarchy [member] | Others | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 9,680	9,161
Investment Property Valuation Methodology	Appraisal / Cost
Level 3 of fair value hierarchy [member] | Others | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 22,957	22,229
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Talara | Real Plaza Shopping Malls [Member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 32,554	34,982
Investment Property year of Acquisition or Construction	2015 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Orquídeas - San Isidro - Lima | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 153,452	158,825
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Ate Vitarte - Lima | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 116,432	109,980
Investment Property year of Acquisition or Construction	2006 years
Investment Property Valuation Methodology	DCF/Appraisal
Level 3 of fair value hierarchy [member] | Chorrillos – Lima | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 67,043	67,424
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Chimbote | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 44,212	42,805
Investment Property year of Acquisition or Construction	2015 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Maestro – Huancayo | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 31,965	32,395
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Cusco | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 30,852	31,586
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Panorama – Lima | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 20,509	20,449
Investment Property year of Acquisition or Construction	2016 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Pardo y Aliaga – Lima | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 19,569	21,285
Investment Property year of Acquisition or Construction	2008 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Trujillo | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 17,681	18,111
Investment Property year of Acquisition or Construction	2016 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Cercado de Lima – Lima | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 16,025	14,697
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Nuevo Chimbote | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 33,863	0
Investment Property year of Acquisition or Construction	2021 days
Investment Property Valuation Methodology	Appraisal
Level 3 of fair value hierarchy [member] | Paseo Del Bosque | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 105,398	S/ 0
Investment Property year of Acquisition or Construction	2021 days
Investment Property Valuation Methodology	DCF